Loans and borrowings (Tables)	12 Months Ended
Dec. 31, 2025
Loans and borrowings.
Schedule of loans and borrowings

	2025	2024
Balance January 1	2,674	—
Cashflows
Amounts received - CABS	—	3,000
Repayment - capital	(1,473)	(326)
Repayment - finance cost	(529)	(293)

Non-cashflows
Finance cost(1)	529	293
Additions - Nedbank	1,579	—
Additions - put options	5,000	—

Balance December 31	7,780	2,674

(1)	Finance cost are accounted for using the effective interest rate method as disclosed in note 15.

Current	6,706	1,174
Non-current	1,074	1,500
	7,780	2,674

		Nominal interest
2025	Currency	rate	Face Value	Carrying value
Unsecured term loan – CABS(3)	USD	8.25% + 12 months SOFR(2)	1,536	1,536
Motor vehicles term loan – Nedbank(4)	USD	12%	1,244	1,244
Auramet payable(5)	USD	10%	5,000	5,000

		Nominal interest
2024	Currency	rate	Face Value	Carrying value
Unsecured term loan - CABS	USD	8.25% + 12 months SOFR(2)	2,674	2,674

(2)Secured Overnight Funding Rates (“SOFR”)

(3)Interest and capital is paid on a quarterly basis. With capital payments commencing at the end of month six. Monthly deposits of at least $2,625 and ZiG12,500 are to be received. The borrowing has a corporate guarantee for $3,750 by CHZ.

(4)The loans are payable over 36 months with a revenue assignment proceeds of at least (35%) US$3,500 monthly to the bank. Cession of insurance policies for the vehicles, noting Nedbank as the first loss payee.

(5)Interest is paid on a monthly basis. The capital amount was paid in full in February 2026.